Income Taxes	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Income Tax Disclosure [Abstract]
INCOME TAXES

17       INCOME TAXES

The Company and its subsidiaries file separate income tax returns.

The United States of America

The Company is incorporated in the State of Nevada in the U.S., and is subject to the U.S. federal corporate income tax at progressive rates ranging from 15% to 35%. The state of Nevada does not impose any state corporate income tax.

British Virgin Islands

Keyuan International is incorporated in the British Virgin Islands (“BVI”). Under the current laws of British Virgin Islands, Keyuan International is not subject to tax on income or capital gains. In addition, upon payments of dividends by Keyuan International, no BVI withholding tax is imposed.

Hong Kong

Keyuan HK is incorporated in Hong Kong. Keyuan HK did not earn any income that was derived in Hong Kong for the six months ended June 30, 2012 and 2011 and therefore was not subject to Hong Kong Profits Tax. The payments of dividends by Hong Kong companies are not subject to any Hong Kong withholding tax.

PRC

Ningbo Keyuan , Ningbo Keyuan Petrochemicals, Ningbo Keyuan Synthetic Rubbers and Guangxi Keyuan are incorporated in the PRC and the applicable PRC statutory income tax rate is 25%.

Components of income (loss) before income tax expense (benefit) consist of the following jurisdictions:

	Three months ended June 30,
	2012	2011
	¼ Unaudited ¼‰	¼ Unaudited ¼‰

PRC	$3,447,170	$3,309,794
U.S.	(627,907)	(3,765,742)
Hong Kong and BVI	(886,638)	(700,763)

Income (loss) before income taxes	$1,932,625	$(1,156,711)

	Six months ended June 30,
	2012	2011
	¼ Unaudited ¼‰	¼ Unaudited ¼‰

PRC	$8,003,206	$11,939,586
U.S.	(1,426,030)	(4,704,077)
Hong Kong and BVI	(1,660,367)	(925,926)

Income before income taxes	$4,916,809	$6,309,583

The Group’s income tax expense in the consolidated statements of operations consists of the following:

PRC:	Three months ended June 30,		Six months ended June 30,
	2012	2011	2012	2011
	¼ Unaudited ¼‰	¼ Unaudited ¼‰	¼ Unaudited ¼‰	(Unaudited ¼‰
Current income tax expense	$870,277	$665,828	$2,009,469	$2,917,979

Total income tax expense	$870,277	$665,828	$2,009,469	$2,917,979

Reconciliation between income tax expense (benefit) and the amounts computed by applying the PRC statutory income tax rate of 25% to income (loss) before income taxes is as follows:

	Three months ended June 30,
	2012		2011
	¼ Unaudited ¼‰		¼ Unaudited ¼‰

Income (loss) before income taxes	$1,932,625		$(1,156,711)

Computed income tax expense (benefit)	483,156	25.0%	(289.178)	25.0%
NOLs from overseas subsidiaries not recognized	378,636	19.6%	1,433,636	(123.9%)
Others	8,485	0.4%	(478,630)	41.4%
Actual income tax expense	$870,277	45.0%	$665,828	(57.6%)

	Six months ended June 30,
	2011		2011
	¼ Unaudited ¼‰		¼ Unaudited ¼‰

Income before income taxes	$4,916,809		$6,309,583

Computed expected income tax expense	1,229,202	25.0%	1,577,396	25.0%
NOLs from overseas subsidiaries not recognized	771,599	15.7%	1,799,204	28.5%
Others	8,668	0.2%	(458,621)	(7.3%)
Actual income tax expense	$2,009,469	40.9%	$2,917,979	46.2%

The PRC income tax rate has been used because the majority of the Group’s consolidated income (loss) before income taxes arises in the PRC.

According to the prevailing PRC income tax law and its relevant regulations, non-PRC-resident enterprises are levied withholding tax at 10%, unless reduced by tax treaties or similar arrangements, on dividends from their PRC-resident investees for earnings accumulated beginning on January 1, 2008, and undistributed earnings generated prior to January 1, 2008 are exempt from such withholding tax. Further, the Company’s distributions from its PRC subsidiaries are subject to U.S. federal income tax at 35%, less any applicable qualified foreign tax credits. Due to the Company’s policy of permanently reinvesting substantially all of its earnings in its PRC business, the Company has not provided for deferred income tax liabilities for U.S. federal income tax purposes on its PRC subsidiaries’ undistributed earnings of $37.8 million and $31 million as of June 30, 2012 and December 31, 2011, respectively.

The Group  files income tax returns in the United States and the PRC. The Company is subject to U.S. federal income tax examination by tax authorities for tax years beginning in 2008. According to the PRC Tax Administration and Collection Law, the statute of limitations is three years if the underpayment of taxes is due to computational errors made by the taxpayer or the withholding agent. The statute of limitations is extended to five years under special circumstances where the underpayment of taxes is more than RMB100,000 ($15,000). In the case of transfer pricing issues, the statute of limitation is ten years. There is no statute of limitation in the case of tax evasion. The PRC tax returns for the Company’s PRC subsidiaries are open to examination by the PRC state and local tax authorities for the tax years beginning in 2008.

20        INCOME TAXES

The Company and its subsidiaries file separate income tax returns.

The United States of America

The Company is incorporated in the State of Nevada in the U.S., and is subject to U.S. federal corporate income tax at progressive rates ranging from15% to 35%. The state of Nevada does not impose any state corporate income tax.

British Virgin Islands

Keyuan International is incorporated in the British Virgin Islands (“BVI”). Under the current laws of the BVI, Keyuan International is not subject to tax on income or capital gains. In addition, upon payments of dividends by Keyuan International, no BVI withholding tax is imposed.

Hong Kong

Keyuan HK is incorporated in Hong Kong. Keyuan HK did not earn any income that was derived in Hong Kong for the years ended December 31, 2011 and 2010 and therefore was not subject to Hong Kong Profits Tax. The payments of dividends by Hong Kong companies are not subject to any Hong Kong withholding tax.

PRC

Ningbo Keyuan and Ningbo Keyuan Petrochemicals are both incorporated in the PRC and the applicable PRC statutory income tax rate for both companies is 25%.

Components of income(loss) before income tax expense(benefit) consist of the following jurisdictions:

Year ended December 31,
2011	2010
PRC	$8,930,752	$53,158,384
U.S.	(9,761,824)	(2,108,853)
Hong Kong and BVI	(3,458,506)	(436,404)

(Loss)income before income taxes	$(4,289,578)	$50,613,127

The Group’s income tax expense  in the consolidated statements of operations consists of the following:

Year ended December 31,
2011	2010
Current income tax expense	$2,408,474	$10,434,575
Deferred income tax expense	443,244	3,058,129

Total income tax expense	$2,851,718	$13,492,704

Reconciliation between income tax expense (benefit) and the amounts computed by applying the PRC statutory income tax rate of 25% to income (loss) before income taxes is as follows:

	Year ended December 31,
	2011		2010
(Loss)income before income taxes	$(4,289,578)		$50,613,127

Computed expected
Income tax (benefit) expense	(1,072,395)	25.0%	12,653,282	25.0%
Tax loss not recognized	2,625,242	(61.2%)	781,918	1.6%
Effect of differential tax rate	679,840	(15.8%)	57,504	0.1%
Other	184,617	(4.3%)	-	-
Permanent differences	434,414	(10.1%)
Actual income tax expense	$2,851,718	(66.4%)	$13,492,704	26.7%

The PRC income tax rate has been used because the majority of the Group’s consolidated income (loss) before income taxes arises in the PRC.

The tax effects of the temporary differences that give rise to significant portions of deferred income tax assets are presented below:

	As of December 31,
	2011	2010
Net operating tax loss carried forwards	$4,767,000	$780,590
Depreciation	500,410	288,491
Interest on pledged bank deposits	(463,062)	-
Accrued payroll expenses	-	181,423
Total gross deferred income tax assets	4,808,348	1,250,504
Valuation allowance	(4,767,000)	(780,590)
Net deferred tax assets	$37,348	$469,914

Deferred tax assets arising from net operating losses (“NOL’S”) from the Group’s operations outside of the PRC were $4,767,000 and $780,590 at December 31, 2011 and 2010, respectively. Management has determined that it is more likely than not that they will not generate sufficient taxable income in those jurisdictions to realize the deferred tax asset. Accordingly, a valuation allowance for the full amount was provided. At December 31, 2011, NOL’S and their expiration dates arose in the following jurisdictions:

		Expiration date
US	$(11,870,677)	December 31, 2031
Hong Kong	(3,709,718)	Not applicable
BVI	(185,192)	Not applicable
	(15,765,587)

According to the prevailing PRC income tax law and its relevant regulations, non-PRC-resident enterprises are levied withholding tax at 10%, unless reduced by tax treaties or similar arrangements, on dividends from their PRC-resident investees for earnings accumulated beginning on January 1, 2008, and undistributed earnings generated prior to January 1, 2008 are exempt from such withholding tax. Further, the Group’s distributions from its PRC subsidiaries are subject to the U.S. federal income tax at 34%, less any applicable qualified foreign tax credits. Due to the Group’s policy of reinvesting permanently its earnings in its PRC business, the Group has not provided for deferred income tax liabilities for U.S. federal income tax purposes on its PRC subsidiaries’ undistributed earnings of $31million and $26 million as of December 31, 2011 and 2010, respectively.

As of January 1, 2010 and for each of the years ended December 31, 2010and 2011, the Group did not have unrecognized tax benefits, and therefore no interest or penalties related to unrecognized tax benefits were accrued. Management does not expect that the amount of unrecognized tax benefits will change significantly within the next twelve months.

The Group files income tax returns in the United States and the PRC. The Company is subject to U.S. federal income tax examination by tax authorities for tax years beginning in 2004.  According to the PRC Tax Administration and Collection Law, the statute of limitations is three years if the underpayment of taxes is due to computational errors made by the taxpayer or the withholding agent. The statute of limitations is extended to five years under special circumstances where the underpayment of taxes is more than RMB100,000 ($15,000). In the case of transfer pricing issues, the statute of limitation is ten years. There is no statute of limitation in the case of tax evasion. The PRC tax returns for the Company’s PRC subsidiary are open to examination by the PRC state and local tax authorities for the tax years beginning in 2008.